7. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements Details 1
Derivative liability - December 31, 2011	$ 0
Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466
Reclassification of equity upon conversion of debt	(15,238)
Recording of conversion feature liability for accrued interest	1,810
Change in fair value conversion feature liability	(871)
Derivative liability - December 31, 2012	$ 322,167